DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)				12 Months Ended
	Feb. 10, 2019	Feb. 28, 2018	Feb. 12, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax				$ 0
Shares Issued, Price Per Share		$ 10.10
Assets Held-in-trust		$ 210,080,000	$ 202,000,000
Sale of Stock, Price Per Share		$ 10.10	$ 10.10
Payments to Acquire Investments		$ 8,080,000		0	$ 210,080,000
Stock Issued, Transaction Costs				11,974,088
Stock Issued, underwriting fees				4,160,000
Deferred underwriting fees, Noncurrent				$ 7,280,000	7,280,000
Business Acquisition Percentage Of Trust Account Assets				80.00%
Other Ownership Interests, Offering Costs				$ 534,088
Cash				208,536	535,946	$ 24,945
Minimum Net Tangible Assets Required for Business Combinations				$ 5,000,001
Required Percentage Of Shares To Be Redeemed Upon Dissolution				100.00%
Dissolution Expenses Interest payable				$ 100,000
Investment Income, Interest				6,634	$ 8,302
Business Combination, Consideration Transferred				$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50		$ 1.00
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
Limitation on Redemption upon Completion of Initial Business Combination Description				15%
Investment In Trust Account [Member]
Shares Issued, Price Per Share				$ 10.10
Cash				$ 209,000
Investment Income, Interest				5,306,000
Amount remaining in the trust account				71,700,000
Interest Income (Expense), Net				$ 1,911,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Common Stock, Redemption Price Per Share	$ 10.38			10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights		11.50
Stock Redeemed or Called During Period Shares	13,890,713
Stock Redeemed or Called During Period Value	$ 144,218,760
IPO [Member]
Capital Units, Authorized			20,000,000
Shares Issued, Price Per Share			$ 10.00	$ 10.00
Capital Units Authorized, value			$ 200,000,000
Stock Issued During Period, Shares, New Issues				20,800,000
Over-Allotment Option [Member]
Shares Issued, Price Per Share		$ 10.00
Stock Issued During Period, Shares, New Issues		800,000		800,000
Private Placement [Member]
Stock Issued During Period, Value, New Issues		$ 8,240,000
Private Placement [Member] | Warrant [Member]
Shares Issued, Price Per Share		$ 1.00	$ 1.00
Stock Issued During Period, Shares, New Issues		240,000	7,500,000
Stock Issued During Period, Value, New Issues		$ 240,000	$ 7,500,000
Private Placement [Member] | Mudrick Capital Acquisition Holdings LLC [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues			6,500,000
Private Placement [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues			1,000,000